Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 25.8%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 0.9638%, 9/15/34 (144A)‡	$4,021,000	$4,021,011
ACC Auto Trust 2021-A A, 1.0800%, 4/15/27 (144A)	1,299,109	1,301,199
ACC Trust 2021-1 A, 0.7400%, 11/20/23 (144A)	1,987,232	1,988,059
Affirm Asset Securitization Trust 2021-A A, 0.8800%, 8/15/25 (144A)	1,370,000	1,372,536
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	1,402,000	1,403,524
American Credit Acceptance Receivables Trust 2020-2,
1.6500%, 12/13/23 (144A)	156,377	156,481
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	491,224	491,544
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	405,146	406,144
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	1,069,000	1,067,258
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 0.9338%, 8/15/36 (144A)‡	874,000	874,008
BVRT Financing Trust, 2.3451%, 7/10/32‡	2,928,000	2,931,660
BVRT Financing Trust 2021-2F M1, 1.6000%, 1/10/32‡	236,492	236,445
BVRT Financing Trust 2021-CRT1 M2, 2.3348%, 1/10/33‡	1,065,206	1,071,328
BVRT Financing Trust 2021-CRT2 M1, 1.8348%, 11/10/32‡	423,030	423,030
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0040%, 10/15/36 (144A)‡	3,498,447	3,502,777
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.0840%, 11/15/32 (144A)‡	3,311,941	3,315,075
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.4340%, 11/15/32 (144A)‡	577,709	577,995
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.6340%, 11/15/32 (144A)‡	481,263	481,527
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 0.8840%, 2/15/36 (144A)‡	1,598,000	1,598,762
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 0.8840%, 2/15/36 (144A)‡	1,817,000	1,820,780
BX Commercial Mortgage Trust 2021-VOLT A,
ICE LIBOR USD 1 Month + 0.7000%, 0%, 9/15/36 (144A)‡	1,909,000	1,910,277
BX Commercial Mortgage Trust 2021-VOLT F,
ICE LIBOR USD 1 Month + 2.4000%, 0%, 9/15/36 (144A)‡	3,235,000	3,241,096
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	2,289,508	2,301,763
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	840,050	841,601
Chase Auto Credit Linked Notes 2020-1 B, 0.9910%, 1/25/28 (144A)	2,837,588	2,844,407
Chase Auto Credit Linked Notes 2020-2 B, 0.8400%, 2/25/28 (144A)	1,375,136	1,376,871
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	2,520,532	2,523,795
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	1,922,000	1,923,760
Chesapeake Funding II LLC 2019-2A, 2.7100%, 9/15/31 (144A)	2,858,000	2,939,384
CIM Retail Portfolio Trust 2021-RETL A,
ICE LIBOR USD 1 Month + 1.4000%, 1.4840%, 8/15/36 (144A)‡	1,437,000	1,438,468
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	1,898,121	1,896,518
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 0.9838%, 11/15/37 (144A)‡	3,282,205	3,287,993
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.3838%, 11/15/37 (144A)‡	1,683,863	1,685,236
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 1.7338%, 11/15/37 (144A)‡	1,690,744	1,692,487
Connecticut Avenue Securities Trust 2015-C01 1M2,
ICE LIBOR USD 1 Month + 4.3000%, 4.3860%, 2/25/25‡	1,037,323	1,055,153
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6360%, 7/25/29‡	1,203,701	1,238,443
Connecticut Avenue Securities Trust 2017-C05 1M2,
ICE LIBOR USD 1 Month + 2.2000%, 2.2860%, 1/25/30‡	1,462,875	1,494,643
Connecticut Avenue Securities Trust 2017-C07 1M2,
ICE LIBOR USD 1 Month + 2.4000%, 2.4860%, 5/25/30‡	4,414,703	4,475,731
Connecticut Avenue Securities Trust 2018-C01 1M2,
ICE LIBOR USD 1 Month + 2.2500%, 2.3360%, 7/25/30‡	1,523,878	1,541,896
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.4860%, 4/25/31 (144A)‡	281,859	283,210
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.3860%, 8/25/31 (144A)‡	215,191	216,612
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2360%, 9/25/31 (144A)‡	2,716,747	2,732,159
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.1860%, 6/25/39 (144A)‡	523,688	524,505
Connecticut Avenue Securities Trust 2019-R05,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
ICE LIBOR USD 1 Month + 2.0000%, 2.0860%, 7/25/39 (144A)‡	$53,784	$53,917
Connecticut Avenue Securities Trust 2019-R06,
ICE LIBOR USD 1 Month + 2.1000%, 2.1860%, 9/25/39 (144A)‡	3,247,119	3,254,577
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.1860%, 10/25/39 (144A)‡	21,538	21,635
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.0860%, 1/25/40 (144A)‡	1,720,642	1,726,682
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0138%, 11/15/36 (144A)‡	654,369	655,256
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.0640%, 5/15/36 (144A)‡	4,234,000	4,241,388
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.5140%, 5/15/36 (144A)‡	4,106,000	4,110,522
Credit Suisse Commercial Mortgage Trust 2020-UNFI, 4.1682%, 12/6/22‡	4,000,000	3,996,073
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 4.0531%, 4/15/23 (144A)‡	1,799,848	1,799,875
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47 (144A)	4,944,660	5,213,040
Dell Equipment Finance Trust 2020-1, 2.2600%, 6/22/22 (144A)	1,368,500	1,374,401
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	2,114,000	2,084,373
Diamond Resorts Owner Trust 2021-1A A, 1.5100%, 11/21/33 (144A)	1,372,919	1,379,023
Donlen Fleet Lease Funding 2021-2 B, 0.9800%, 12/11/34 (144A)	1,572,000	1,574,561
Donlen Fleet Lease Funding 2021-2 C, 1.2000%, 12/11/34 (144A)	1,471,000	1,469,033
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	53,451	53,720
Drive Auto Receivables Trust 2020-1, 2.7000%, 5/17/27	2,511,000	2,578,016
DROP Mortgage Trust 2021-FILE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.2300%, 4/15/26 (144A)‡	3,929,000	3,942,057
Dryden Senior Loan Fund 2017-53A A,
ICE LIBOR USD 3 Month + 1.1200%, 1.2461%, 1/15/31 (144A)‡	2,940,000	2,940,732
Eagle Re Ltd, ICE LIBOR USD 1 Month + 0.9000%, 0.9860%, 1/25/30 (144A)‡	7,978,000	7,946,926
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	2,895,000	3,057,040
Exeter Automobile Receivables Trust 2020-1A C, 2.4900%, 1/15/25 (144A)	1,840,000	1,863,006
Exeter Automobile Receivables Trust 2021-1A C, 0.7400%, 1/15/26	338,000	338,637
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	1,081,000	1,081,065
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 1.1640%, 7/15/38 (144A)‡	2,642,254	2,649,273
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 1.4640%, 7/15/38 (144A)‡	718,263	721,390
Extended Stay America Trust 2021-ESH E,
ICE LIBOR USD 1 Month + 2.8500%, 2.9340%, 7/15/38 (144A)‡	3,369,471	3,404,546
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.0860%, 7/25/25‡	333,009	342,379
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.7860%, 4/25/28‡	616,891	651,231
Foursight Capital Auto Receivables Trust 2021-1 B, 0.8700%, 1/15/26 (144A)	2,960,000	2,964,460
Foursight Capital Automobile Receivables Trust 2018-2,
3.8000%, 11/15/23 (144A)	349,415	350,061
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.6344%, 7/25/28‡	589,412	617,860
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.0360%, 10/25/49 (144A)‡	1,355,307	1,360,398
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M1,
US 30 Day Average SOFR + 0.9000%, 0.9500%, 12/25/50 (144A)‡	730,917	731,149
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0500%, 12/25/50 (144A)‡	1,707,000	1,720,092
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6500%, 11/25/50 (144A)‡	2,771,000	2,805,443
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3500%, 8/25/33 (144A)‡	844,000	864,572
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.3000%, 8/25/33 (144A)‡	907,000	917,058
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA2 M2,
US 30 Day Average SOFR + 2.0500%, 2.1000%, 12/25/33 (144A)‡	3,482,000	3,502,791
FREED ABS Trust 2021-3FP B, 1.0100%, 11/20/28 (144A)	4,226,000	4,226,587
GLS Auto Receivables Issuer Trust 2020-4A B, 0.8700%, 12/16/24 (144A)	2,482,000	2,490,518
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1180%, 12/15/36 (144A)‡	5,929,000	5,940,452
Hewlett-Packard Financial Services Company Trust 2020-1A C,
2.0300%, 2/20/30 (144A)	800,000	813,031
Hewlett-Packard Financial Services Company Trust 2020-1A D,
2.2600%, 2/20/30 (144A)	800,000	815,377
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39 (144A)	2,789,720	2,909,486
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	5,081,880	5,127,654
JP Morgan Mortgage Trust 2021-11 A11,
US 30 Day Average SOFR + 0.8500%, 0.9000%, 1/25/52 (144A)‡	1,585,635	1,586,308
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	430,198	437,338

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
JP Morgan Mortgage Trust 2021-12 A11,
US 30 Day Average SOFR + 0.8500%, 0.9000%, 2/25/52 (144A)‡	$999,000	$999,000
KNDL Mortgage Trust 2019-KNSQ A,
ICE LIBOR USD 1 Month + 0.8000%, 0.8840%, 5/15/36 (144A)‡	3,838,000	3,842,726
Lanark Master Issuer PLC, 2.2770%, 12/22/69 (144A)‡	3,829,000	3,883,037
LendingPoint Asset Securitization Trust 2021-A A, 1.0000%, 12/15/28 (144A)	4,742,605	4,744,236
LendingPoint Asset Securitization Trust 2021-B A, 1.1100%, 2/15/29 (144A)	3,663,000	3,663,077
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 0.7840%, 3/15/38 (144A)‡	4,219,000	4,224,897
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.1840%, 3/15/38 (144A)‡	2,015,000	2,016,958
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 1.0000%, 10/25/51 (144A)‡	1,947,000	1,947,000
Mello Warehouse Securitization Trust 2019-2,
ICE LIBOR USD 1 Month + 1.1500%, 1.2360%, 11/25/52 (144A)‡	7,634,460	7,729,654
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	1,890,000	1,895,931
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 0.8847%, 4/15/38 (144A)‡	3,727,956	3,731,544
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 1.4347%, 4/15/38 (144A)‡	1,797,068	1,799,592
Morgan Stanley Capital I Trust 2007-T27 AJ, 6.2148%, 6/11/42‡	2,667,504	2,702,814
MRA Issuance Trust 2021-NA1 A1X,
ICE LIBOR USD 1 Month + 1.5000%, 1.5860%, 3/8/22 (144A)‡	3,051,000	3,053,847
Neuberger Berman CLO Ltd 2019-33A BR,
ICE LIBOR USD 3 Month + 1.6000%, 0%, 10/16/33 (144A)‡	3,800,000	3,800,399
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1500%, 3/15/29 (144A)‡	1,293,000	1,300,587
Newday Funding Master Issuer PLC 2021-2A A2, 1.0000%, 7/15/29 (144A)	1,846,000	1,850,438
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	606,394	612,821
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	1,600,611	1,606,315
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	1,431,884	1,455,172
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 0.9000%, 10/25/51 (144A)‡	2,231,489	2,231,485
Ondeck Asset Securitization Trust LLC 2021-1A A, 1.5900%, 5/17/27 (144A)	1,807,000	1,813,927
Oscar US Funding Trust 2021-1A A3, 0.7000%, 4/10/25 (144A)	2,188,000	2,189,339
OSCAR US Funding Trust VII LLC, 2.7600%, 12/10/24 (144A)	2,283,245	2,305,486
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	2,352,250	2,352,250
Prestige Auto Receivables Trust 2018-1, 3.7500%, 10/15/24 (144A)	1,239,184	1,248,612
Regatta XII Funding Ltd 2019-1A BR,
ICE LIBOR USD 3 Month + 1.6000%, 0%, 10/15/32 (144A)‡	2,967,000	2,967,000
Santander Consumer Auto Receivables Trust 2020-AA, 1.3700%, 10/15/24 (144A)	509,894	511,936
Santander Drive Auto Receivables Trust 2018-2, 5.0200%, 9/15/25	2,594,000	2,661,368
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	4,581,000	4,594,059
Santander Prime Auto Issuance Notes Trust 2018-A, 5.0400%, 9/15/25 (144A)	1,440,935	1,475,991
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37 (144A)	2,178,148	2,179,815
Silverstone Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3900%, 0.5243%, 1/21/70 (144A)‡	2,230,480	2,232,265
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46 (144A)	2,735,174	2,776,083
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	571,876	578,720
SREIT Trust 2021-FLWR D,
ICE LIBOR USD 1 Month + 1.3750%, 1.4590%, 7/15/36 (144A)‡	2,543,000	2,539,356
Taco Bell Funding LLC 2021-1A A2I, 1.9460%, 8/25/51 (144A)	4,924,000	4,910,182
Tesla Auto Lease Trust 2020-A, 4.6400%, 8/20/24 (144A)	2,650,000	2,768,852
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	1,050,000	1,048,627
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	538,000	536,953
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	2,981,269	2,984,969
TTAN 2021-MHC A, ICE LIBOR USD 1 Month + 0.8500%, 0.9340%, 3/15/38 (144A)‡	1,681,000	1,680,773
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	2,930,000	2,958,142
United Wholesale Mortgage LLC 2021-INV2 A9,
US 30 Day Average SOFR + 1.0000%, 1.0500%, 9/25/51 (144A)‡	1,909,000	1,909,000
Upstart Securitization Trust 2020-3 A, 1.7020%, 11/20/30 (144A)	1,357,058	1,363,047
Upstart Securitization Trust 2021-1 A, 0.8700%, 3/20/31 (144A)	990,802	990,831
Upstart Securitization Trust 2021-3 A, 0.8300%, 7/20/31 (144A)	2,866,525	2,858,216
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	3,571,000	3,570,379
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	3,924,000	3,908,277
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 0.9840%, 7/15/39 (144A)‡	1,260,000	1,253,890
Verizon Owner Trust 2019-C, 2.0600%, 4/22/24	8,417,000	8,601,050
Verus Securitization Trust 2020-1, 2.6420%, 1/25/60 (144A)Ç	5,069,086	5,124,100

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 0.8500%, 7/25/51 (144A)‡	$1,477,837	$1,481,003
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $315,409,243)		316,678,188
Bank Loans and Mezzanine Loans– 3.4%
Basic Industry – 0.5%
Alpha 3 BV, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 3/18/28‡	3,160,080	3,155,466
Diamond BC BV, ICE LIBOR USD 1 Month + 3.0000%, 3.5000%, 9/17/28ƒ,‡	3,404,000	3,406,349
		6,561,815
Capital Goods – 0.9%
Madison IAQ LLC, ICE LIBOR USD 3 Month + 3.2500%, 3.7500%, 6/21/28ƒ,‡	5,165,868	5,157,241
Standard Industries Inc,
ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 9/22/28ƒ,‡	2,540,597	2,541,969
Zurn Holdings Inc, ICE LIBOR USD 1 Month + 2.2500%, 2.7500%, 9/15/28ƒ,‡	3,272,296	3,271,478
		10,970,688
Communications – 1.3%
Charter Communications Operating LLC,
ICE LIBOR USD 1 Month + 1.7500%, 1.8400%, 4/30/25‡	16,276,102	16,251,688
Consumer Non-Cyclical – 0.7%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8324%, 8/1/27‡	3,657,780	3,610,741
Froneri US Inc, ICE LIBOR USD 1 Month + 2.2500%, 2.3341%, 1/29/27‡	1,781,904	1,759,630
Reynolds Consumer Products Inc,
ICE LIBOR USD 1 Month + 1.7500%, 1.8341%, 2/4/27‡	2,970,774	2,961,683
		8,332,054
Total Bank Loans and Mezzanine Loans (cost $42,162,356)		42,116,245
Corporate Bonds– 35.0%
Banking – 10.4%
Bank of America Corp, 4.0000%, 1/22/25	9,491,000	10,313,543
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	5,759,000	6,320,503
Barclays PLC, 1.0070%, 12/10/24	4,518,000	4,538,778
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	3,253,000	3,522,062
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	2,267,000	2,374,378
BNP Paribas SA, USD SWAP SEMI 30/360 5YR + 5.1500%, 7.3750% (144A)‡,µ	5,148,000	5,971,680
BPCE SA, 5.1500%, 7/21/24 (144A)	5,264,000	5,816,548
Citigroup Inc, 4.4000%, 6/10/25	10,314,000	11,408,068
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	1,682,000	1,833,298
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	1,047,000	1,066,917
Credit Suisse Group AG,
ICE LIBOR USD 3 Month + 1.2000%, 2.9970%, 12/14/23 (144A)‡	5,560,000	5,709,983
Goldman Sachs Group Inc, SOFR + 0.5380%, 0.6270%, 11/17/23‡	5,881,000	5,883,411
Goldman Sachs Group Inc, 3.5000%, 4/1/25	6,854,000	7,368,758
HSBC Holdings PLC, SOFR + 1.5380%, 1.6450%, 4/18/26‡	4,107,000	4,129,030
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 3.7800%, 6.7500%‡,µ	5,657,000	6,208,558
Morgan Stanley, 4.1000%, 5/22/23	14,001,000	14,782,366
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24‡	5,133,000	5,385,903
Societe Generale SA, 2.6250%, 1/22/25 (144A)	4,749,000	4,930,977
Svenska Handelsbanken AB, 0.5500%, 6/11/24 (144A)	4,734,000	4,722,337
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 0.8300%, 1.0080%, 7/30/24 (144A)‡	2,578,000	2,594,691
UBS Group AG, USD SWAP SEMI 30/360 5YR + 4.3440%, 7.0000% (144A)‡,µ	5,447,000	5,942,459
Wells Fargo & Co, SOFR + 1.6000%, 1.6540%, 6/2/24‡	6,828,000	6,961,457
		127,785,705
Basic Industry – 0.6%
International Flavors & Fragrances Inc, 0.6970%, 9/15/22 (144A)	3,250,000	3,259,795
Novelis Corp, 3.2500%, 11/15/26 (144A)	1,702,000	1,726,134
Tronox Inc, 6.5000%, 5/1/25 (144A)	2,138,000	2,244,194
		7,230,123
Brokerage – 1.0%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	10,603,000	11,782,584
Capital Goods – 2.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.1250%, 8/15/26 (144A)	8,019,000	8,323,722
Boeing Co, 2.1960%, 2/4/26	14,258,000	14,363,107
CNH Industrial Capital LLC, 4.3750%, 4/5/22#	3,915,000	3,989,843
GFL Environmental Inc, 3.7500%, 8/1/25 (144A)	3,989,000	4,103,684
TransDigm Inc, 8.0000%, 12/15/25 (144A)	2,724,000	2,904,465
		33,684,821
Communications – 1.7%
CenturyLink Inc, 7.5000%, 4/1/24	1,450,000	1,605,875
CenturyLink Inc, 5.6250%, 4/1/25	1,053,000	1,145,138
CSC Holdings LLC, 5.2500%, 6/1/24	2,626,000	2,812,919
Netflix Inc, 3.6250%, 6/15/25 (144A)	6,290,000	6,683,125

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Communications– (continued)
Sirius XM Radio Inc, 3.1250%, 9/1/26 (144A)	$1,830,000	$1,855,163
Sprint Communications Inc, 6.0000%, 11/15/22	3,817,000	4,013,461
Sprint Corp, 7.8750%, 9/15/23	2,254,000	2,518,507
		20,634,188
Consumer Cyclical – 3.0%
Colt Merger Sub Inc, 5.7500%, 7/1/25 (144A)	2,695,000	2,841,136
Ford Motor Co, 8.5000%, 4/21/23	5,020,000	5,521,698
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	8,304,000	8,756,319
International Game Technology PLC, 4.1250%, 4/15/26 (144A)	1,766,000	1,835,527
IRB Holding Corp, 7.0000%, 6/15/25 (144A)	1,596,000	1,694,513
Vail Resorts Inc, 6.2500%, 5/15/25 (144A)	3,139,000	3,319,493
VICI Properties LP / VICI Note Co Inc, 3.5000%, 2/15/25 (144A)	8,097,000	8,258,940
Wyndham Destinations Inc, 4.2500%, 3/1/22	3,183,000	3,187,743
Wyndham Destinations Inc, 5.6500%, 4/1/24	1,763,000	1,903,511
		37,318,880
Consumer Non-Cyclical – 5.7%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
3.5000%, 2/15/23 (144A)	5,132,000	5,248,188
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
3.2500%, 3/15/26 (144A)	2,393,000	2,428,895
Brunswick Corp, 0.8500%, 8/18/24	6,078,000	6,078,556
Elanco Animal Health Inc, 5.2720%, 8/28/23	14,070,000	14,994,821
HCA Inc, 5.8750%, 5/1/23	7,370,000	7,922,897
HCA Inc, 5.3750%, 2/1/25	1,308,000	1,461,690
HCA Inc, 5.8750%, 2/15/26	684,000	784,035
Horizon Pharma USA Inc, 5.5000%, 8/1/27 (144A)	2,095,000	2,220,700
Indigo Merger Sub Inc, 2.8750%, 7/15/26 (144A)	6,630,000	6,696,300
Kraft Heinz Foods Co, 3.0000%, 6/1/26	7,591,000	7,995,915
Sysco Corp, 5.6500%, 4/1/25	5,112,000	5,879,474
Tenet Healthcare Corp, 4.6250%, 7/15/24	712,000	722,680
Universal Health Services Inc, 1.6500%, 9/1/26 (144A)	6,811,000	6,771,036
Upjohn Inc, 1.1250%, 6/22/22 (144A)	1,186,000	1,192,266
		70,397,453
Electric – 0.9%
AES Corp/The, 1.3750%, 1/15/26	5,888,000	5,810,702
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24 (144A)	2,529,000	2,677,579
Vistra Operations Co LLC, 5.5000%, 9/1/26 (144A)	2,814,000	2,891,244
		11,379,525
Energy – 1.5%
DCP Midstream Operating LP, 4.9500%, 4/1/22	2,553,000	2,565,765
Diamondback Energy Inc, 0.9000%, 3/24/23	6,445,000	6,443,044
EQT Corp, 3.1250%, 5/15/26 (144A)	8,555,000	8,769,902
ONEOK Inc, 5.8500%, 1/15/26	904,000	1,060,716
		18,839,427
Finance Companies – 2.3%
Air Lease Corp, 0.8000%, 8/18/24	3,072,000	3,053,478
Air Lease Corp, 1.8750%, 8/15/26	3,147,000	3,136,011
Avolon Holdings Funding Ltd, 4.2500%, 4/15/26 (144A)	2,351,000	2,528,653
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26 (144A)	3,354,000	3,319,675
OneMain Finance Corp, 3.5000%, 1/15/27	1,664,000	1,664,749
Quicken Loans Inc, 5.2500%, 1/15/28 (144A)	1,623,000	1,748,783
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	7,856,000	7,676,883
Springleaf Finance Corp, 6.8750%, 3/15/25	2,071,000	2,327,286
Springleaf Finance Corp, 8.8750%, 6/1/25	2,825,000	3,065,125
		28,520,643
Government Sponsored – 0.1%
DAE Funding LLC, 1.5500%, 8/1/24 (144A)	1,642,000	1,626,992
Insurance – 1.2%
Athene Global Funding, 2.5000%, 1/14/25 (144A)	7,974,000	8,288,744
Athene Global Funding, 1.7300%, 10/2/26 (144A)	6,011,000	6,007,710
		14,296,454
Real Estate Investment Trusts (REITs) – 0.4%
HAT Holdings I LLC / HAT Holdings II LLC, 3.3750%, 6/15/26 (144A)	4,371,000	4,436,565
Technology – 3.4%
Broadcom Inc, 3.4590%, 9/15/26	12,701,000	13,723,042
Microchip Technology Inc, 2.6700%, 9/1/23	5,655,000	5,863,065
Microchip Technology Inc, 4.2500%, 9/1/25	2,385,000	2,494,068
SK Hynix Inc, 1.0000%, 1/19/24 (144A)	6,587,000	6,552,485
Skyworks Solutions Inc, 0.9000%, 6/1/23	3,131,000	3,137,119
Switch Inc, 3.7500%, 9/15/28 (144A)	1,718,000	1,743,770
VMware Inc, 0.6000%, 8/15/23	2,699,000	2,702,406
VMware Inc, 1.0000%, 8/15/24	2,699,000	2,708,014

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology– (continued)
VMware Inc, 4.5000%, 5/15/25	$2,716,000	$3,025,148
		41,949,117
Total Corporate Bonds (cost $421,422,412)		429,882,477
Inflation-Indexed Bonds– 4.5%
United States Treasury Inflation Indexed Bonds, 0.6250%, 4/15/23ÇÇ((cost $55,726,335)	53,196,571	55,662,454
Mortgage-Backed Securities– 5.1%
Fannie Mae:
2.0000%, TBA, 30 Year Maturity	9,926,420	9,950,343
2.5000%, TBA, 30 Year Maturity	43,797,576	45,149,169
		55,099,512
Freddie Mac Pool:
2.5000%, 8/1/41	6,983,487	7,266,119
Total Mortgage-Backed Securities (cost $62,691,184)		62,365,631
United States Treasury Notes/Bonds– 25.2%
1.7500%, 7/15/22	66,737,500	67,608,216
0.1250%, 12/31/22	29,911,000	29,901,653
0.1250%, 1/31/23	8,633,000	8,628,616
0.1250%, 2/28/23	33,496,000	33,471,140
0.1250%, 3/31/23	51,137,000	51,087,062
0.2500%, 4/15/23	8,776,000	8,782,513
0.1250%, 4/30/23	17,062,000	17,039,340
0.1250%, 5/31/23	24,051,000	24,012,481
0.1250%, 6/30/23	60,346,000	60,242,280
0.8750%, 9/30/26	8,293,000	8,248,296
Total United States Treasury Notes/Bonds (cost $309,146,697)		309,021,597
Investment Companies– 8.2%
Money Markets – 8.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $101,101,262)	101,091,153	101,101,262
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	84,960	84,960
Time Deposits – 0%
Royal Bank of Canada, 0.0400%, 10/1/21	$21,240	21,240
Total Investments Purchased with Cash Collateral from Securities Lending (cost $106,200)		106,200
Total Investments (total cost $1,307,765,689) – 107.2%		1,316,934,054
Liabilities, net of Cash, Receivables and Other Assets – (7.2)%		(88,083,954)
Net Assets – 100%		$1,228,850,100

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,210,059,905	91.9%
France	25,515,860	1.9
United Kingdom	19,239,163	1.5
Switzerland	14,247,133	1.1
Ireland	12,544,628	1.0
Bermuda	7,946,926	0.6
Canada	7,043,068	0.5
South Korea	6,552,485	0.5
Sweden	4,722,337	0.4
Japan	4,494,825	0.3
Cayman Islands	2,940,732	0.2
United Arab Emirates	1,626,992	0.1

Total	$1,316,934,054	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 8.2%
Money Markets - 8.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$13,055	$-	$-	$101,101,262
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	4,486∆	-	-	84,960
Total Affiliated Investments - 8.2%	$17,541	$-	$-	$101,186,222

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 8.2%
Money Markets - 8.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	74,352,923	216,080,134	(189,331,795)	101,101,262
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	-	108,555,053	(108,470,093)	84,960

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Purchased:
2 Year US Treasury Note	2,027	1/5/22	$446,050,853	$(282,906)
Futures Sold:
10 Year US Treasury Note	125	12/31/21	(16,451,172)	229,023
5 Year US Treasury Note	18	1/5/22	(2,209,359)	(1,688)
US Treasury Long Bond	71	12/31/21	(11,304,531)	300,781
Total - Futures Sold				528,116
Total				$245,210

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2021

Market Value
Futures contracts, purchased	$456,255,112
Futures contracts, sold	55,941,662

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $450,406,898, which represents 36.7% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$316,678,188	$-
Bank Loans and Mezzanine Loans	-	42,116,245	-
Corporate Bonds	-	429,882,477	-
Inflation-Indexed Bonds	-	55,662,454	-
Mortgage-Backed Securities	-	62,365,631	-
United States Treasury Notes/Bonds	-	309,021,597	-
Investment Companies	-	101,101,262	-
Investments Purchased with Cash Collateral from Securities Lending	-	106,200	-
Total Investments in Securities	$-	$1,316,934,054	$-
Other Financial Instruments(a):
Variation Margin Receivable on Futures Contracts	79,179	-	-
Total Assets	$79,179	$1,316,934,054	$-
Liabilities
Other Financial Instruments(a):
Variation Margin Payable on Futures Contracts	$28,000	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2021 and through the date of issuance of the Fund's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

The Board of Trustees approved to change the Fund's name to Janus Henderson Short Duration Flexible Bond Fund. The change was effective on October 28, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70290 11-21